Intangible Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Indefinite lived intangible assets:
Trade names, trademarks and distribution rights	$ 144,683	$ 50,503
Finite lived intangible assets:
Less: accumulated amortization	(11,111)	(6,186)
Finite lived intangible assets, net	74,818	24,863
Intangible assets, net	219,501	75,366
Customer Relationships
Finite lived intangible assets:
Finite lived intangible assets	84,410	29,530
Customer Relationships | Minimum
Finite lived intangible assets:
Finite lived intangible assets, Estimated Useful lives, years	10 years
Customer Relationships | Maximum
Finite lived intangible assets:
Finite lived intangible assets, Estimated Useful lives, years	15 years
Trade Names
Finite lived intangible assets:
Finite lived intangible assets	1,150	1,150
Finite lived intangible assets, Estimated Useful lives, years	10 years
Noncompete Agreements
Finite lived intangible assets:
Finite lived intangible assets	$ 369	$ 369
Finite lived intangible assets, Estimated Useful lives, years	7 years